Income Tax - Summary of Income Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of Deferred Tax Assets [Abstract]
Operating lease liabilities	$ 520,942	$ 400,766
Impairment loss of investments	635,351	179,479
Net operating loss carry forwards	1,358,738	287,345
Deferred Tax Assets, Gross, Total	2,515,031	867,590
Valuation allowance on deferred tax assets	(1,994,089)	(466,824)	$ (28,779)
Deferred tax assets, net of valuation allowance	520,942	400,766
Operating lease right-of-use-assets	520,942	400,766
Total gross deferred tax liabilities	$ 520,942	$ 400,766